LEASES	12 Months Ended
Jun. 27, 2018
Leases [Abstract]
LEASES
Capital Leases
We lease certain buildings and equipment under capital leases. The building asset value of $38.8 million at both June 27, 2018 and June 28, 2017, and the related accumulated amortization of $27.8 million and $26.0 million at June 27, 2018 and June 28, 2017, respectively, are included in Buildings and leasehold improvements in the Consolidated Balance Sheets.
The technology equipment capital leases asset value of $20.3 million and $12.4 million at June 27, 2018 and June 28, 2017, and the related accumulated amortization of $5.1 million and $0.7 million at June 27, 2018 and June 28, 2017, respectively, are included in Furniture and equipment in the Consolidated Balance Sheets.
Amortization expense related to all assets under capital leases of $5.6 million, $1.9 million, and $2.0 million for the fiscal years ended June 27, 2018, June 28, 2017, and June 29, 2016, respectively, was recorded in Depreciation and amortization in the Consolidated Statements of Comprehensive Income.
Operating Leases
We typically lease restaurant facilities and office space under operating leases. The majority having terms expiring at various dates through fiscal 2035. The restaurant leases have cumulative renewal clauses of 2 to 34 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. We include other rent-related costs in rent expense, such as common area maintenance, taxes and amortization of landlord contributions. Rent expense related to restaurants is included in Restaurant expenses, and office space rent is included in General and administrative in the Consolidated Statements of Comprehensive Income. Please see Note 5 - Accrued and Other Liabilities for further details on accrued straight-line rent and landlord contributions.
Rent expense consists of the following (in thousands):

	June 27, 2018	June 28, 2017	June 29, 2016
Straight-lined minimum rent	$111,096	$109,819	$107,776
Contingent rent	3,154	3,821	4,408
Other	11,656	11,682	11,283
Total rent expense	$125,906	$125,322	$123,467

Commitments
As of June 27, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2019	$9,829	$119,579
2020	9,153	110,484
2021	7,079	96,717
2022	5,403	77,647
2023	4,220	53,332
Thereafter	20,254	112,156
Total minimum lease payments(1)	55,938	$569,915
Imputed interest (average rate of 7.00%)	(12,920)
Present value of minimum lease payments	43,018
Less current installments	(7,088)
	$35,930

(1)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $24.4 million and $17.6 million for capital and operating subleases, respectively, as of June 27, 2018.